Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Trade payables	$ 176	$ 181
Accruals	799	798
Lease liabilities	256	265
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		130
Notes/debentures	2,842	3,173
Interest payable	1,207	1,334
Debt-related hedges outflows	1,011	1,033
Debt-related hedges inflows	(984)	(1,098)
Trade payables	176	181
Accruals	799	798
Lease liabilities	304	324
Foreign exchange contracts outflows		1,575
Foreign exchange contracts inflows		(1,601)
Other financial liabilities	68	447
Total	5,423	6,296
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		130
Notes/debentures	973	242
Interest payable	104	126
Debt-related hedges outflows	1,011	22
Debt-related hedges inflows	(984)	(24)
Trade payables	176	181
Accruals	799	798
Lease liabilities	72	67
Foreign exchange contracts outflows		1,575
Foreign exchange contracts inflows		(1,601)
Other financial liabilities	34	419
Total	2,185	1,935
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		0
Notes/debentures	500	1,062
Interest payable	84	105
Debt-related hedges outflows	0	1,011
Debt-related hedges inflows	0	(1,074)
Trade payables	0	0
Accruals	0	0
Lease liabilities	60	59
Foreign exchange contracts outflows		0
Foreign exchange contracts inflows		0
Other financial liabilities	34	28
Total	678	1,191
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		0
Notes/debentures	0	500
Interest payable	76	84
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	45	47
Foreign exchange contracts outflows		0
Foreign exchange contracts inflows		0
Other financial liabilities	0	0
Total	121	631
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	30	36
Foreign exchange contracts outflows		0
Foreign exchange contracts inflows		0
Other financial liabilities	0	0
Total	106	112
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	24	24
Foreign exchange contracts outflows		0
Foreign exchange contracts inflows		0
Other financial liabilities	0	0
Total	100	100
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper		0
Notes/debentures	1,369	1,369
Interest payable	791	867
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	73	91
Foreign exchange contracts outflows		0
Foreign exchange contracts inflows		0
Other financial liabilities	0	0
Total	$ 2,233	$ 2,327